STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total restricted shares, Outstanding at beginning (in Shares)	21,495,000	20,495,000
Total restricted shares, Outstanding at ending (in Shares)	23,495,000	21,495,000	20,495,000
Total restricted shares, Granted and issued (in Shares)	2,000,000	2,500,000	20,495,000
Total restricted shares, Forfeited/Cancelled (in Shares)		(1,500,000)
Total restricted shares, Vested (in Shares)
Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	$ 0.049	$ 0.049
Weighted average fair market value per share, Outstanding at ending	0.05	0.049	0.049
Weighted average fair market value per share, Granted and issued	0.055	0.05	0.049
Weighted average fair market value per share, Forfeited/Cancelled		(0.05)
Weighted average fair market value per share, Vested
Total unvested restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total unvested restricted shares, Outstanding at beginning (in Shares)	10,247,500	15,371,250
Total unvested restricted shares, Outstanding at ending (in Shares)	5,123,750	10,247,500	15,371,250
Total unvested restricted shares, Granted and issued (in Shares)		2,500,000	20,495,000
Total unvested restricted shares, Forfeited/Cancelled (in Shares)		(1,500,000)
Total unvested restricted shares, Vested (in Shares)	(5,123,750)	(6,123,750)	(5,123,750)
Unvested restricted Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	$ 0.049	$ 0.049
Weighted average fair market value per share, Outstanding at ending	0.049	0.049	$ 0.049
Weighted average fair market value per share, Granted and issued		0.05
Total vested restricted shares, Granted and issued		0.05	0.049
Weighted average fair market value per share, Forfeited/Cancelled		(0.05)
Total vested restricted shares, Forfeited/Cancelled		(0.05)
Weighted average fair market value per share, Vested	(0.049)	(0.049)
Total vested restricted shares, Vested		(0.049)	(0.049)
Total vested restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total vested restricted shares, Outstanding at beginning	11,247,500	5,123,750
Total vested restricted shares, Outstanding at ending	18,371,250	11,247,500	5,123,750
Total vested restricted shares, Granted and issued	2,000,000
Total vested restricted shares, Forfeited/Cancelled
Total vested restricted shares, Vested	5,123,750	6,123,750
Vested restricted Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	0.049	0.049
Weighted average fair market value per share, Outstanding at ending	0.05	0.049	$ 0.049
Weighted average fair market value per share, Granted and issued	0.055
Weighted average fair market value per share, Forfeited/Cancelled
Weighted average fair market value per share, Vested	$ 0.049	$ 0.049